Income Taxes - Schedule of Income Tax Attributes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Canadian non-capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes to carry forward	$ 199,007
Expiry date	2044
Canadian capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes to carry forward	$ 2,574
Expiry date	Indefinite
Canadian tax basis of mineral interest [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes to carry forward	$ 481,795
Expiry date	Indefinite
US non-capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes to carry forward	$ 614
Expiry date	2044
US tax basis of mineral interest [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes to carry forward	$ 31,019
Expiry date	Indefinite